Derivatives (Narrative) (Details) - CAD ($)	Oct. 31, 2024	Oct. 31, 2023
Derivative Financial Instruments [Line Items]
Derivative notional amount	$ 25,783,596,000,000	$ 23,423,169,000,000
Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [Line Items]
Fair value of derivative instruments with credit risk related contingent features in a net liability position	16,000,000,000	16,000,000,000
Banks collateral for normal course of business	17,000,000,000	16,000,000,000
Master derivative agreement - net liability position [member]
Derivative Financial Instruments [Line Items]
Posting of collateral or other acceptable remedy	511,000,000	407,000,000
Funding totaling	134,000,000
CDOR [member]
Derivative Financial Instruments [Line Items]
Derivative notional amount	0	284,000,000,000
One-notch downgrade credit rating [member] | Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [Line Items]
Additional banks collateral for normal course of business	49,000,000	147,000,000
Two-notch downgrade credit rating [member] | Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [Line Items]
Additional banks collateral for normal course of business	$ 1,228,000,000	$ 223,000,000